Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts		$ 59	$ 0
Redeemable convertible preferred stock, shares authorized		154,592,485	154,592,485
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	240,000,000	150,000,000
Common stock, shares issued	42,701,000	922,078	789,100
Common stock, shares outstanding	42,701,000	922,078	789,100
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	154,592,485	161,888,418
Redeemable convertible preferred stock, shares issued	0	147,214,244	147,214,244
Redeemable convertible preferred stock, shares outstanding	0	147,214,244	147,214,244